Annual Minimum Payments Due on Finance Receivables (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	$ 8,316.3	$ 7,287.7
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
2013	1,229.0
2014	938.9
2015	743.7
2016	499.2
2017	290.2
Thereafter	37.2
Financing Receivables	3,738.2
Finance Leases Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
2013	1,002.9
2014	776.1
2015	611.2
2016	450.5
2017	244.6
Thereafter	114.8
Financing Receivables	$ 3,200.1